UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices)        (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

February 29, 2012

Semi-Annual

Repor t

Western Asset

Money Market Fund

Western Asset

Government Money Market Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Partners Money Market Trust

Funds’ objective

Each Fund seeks maximum current income and preservation of capital.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Money Market Fund and Western Asset Government Money Market Fund for the six-month reporting period ended February 29, 2012. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

Special shareholder notice for Western Asset Money Market Fund

As previously announced, the Board of Trustees (the “Board”) of Western Asset Money Market Fund approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all shareholders of record of the Fund. Final liquidation of the Fund will occur on or about June 22, 2012.

It is expected that shares of the Fund will continue to be offered through intermediaries that currently have relationships with the Fund and to current shareholders having accounts directly with the Fund, until final liquidation. The Fund is currently closed to new investors, except as previously noted. Shareholders of the Fund may redeem or exchange their shares at any time prior to the liquidation date. If a shareholder has not redeemed or exchanged his or her shares by the liquidation date, the shareholder’s shares automatically will be redeemed and proceeds will be sent to the shareholder of record. All applicable contingent deferred sales charges will be waived for redemptions of Fund shares.

Legg Mason Partners Money Market Trust	III

Liquidation proceeds will be paid in cash at the Fund’s applicable net asset value (“NAV”)1 per share.

The Fund’s subadviser is expected to increase the portion of the Fund’s assets held in cash and similar investments and reduce maturities of non-cash investments in order to prepare for orderly liquidation and to meet anticipated redemption requests. This may adversely affect the Fund’s yield. The impending liquidation of the Fund may result in large redemptions, which could adversely affect the Fund’s expense ratio, although existing expense limitations for those share classes that have them are expected to be maintained. Also, as the Fund’s liquidation approaches, the Fund will cease to pursue its investment objective.

The redemption of shares held by a shareholder as part of the liquidation generally will be considered a taxable event; however, a shareholder will not have any gain or loss on a redemption so long as the redeeming Fund maintains a $1.00 share price and certain other conditions are met. Prior to final liquidation, the Fund may make distributions of income and capital gains. These distributions will have the tax and other consequences described in the Fund’s prospectus and statement of additional information. The Fund, as a money market fund, tries to maintain a share price of $1.00, although there can be no assurance that this will be the case. Certain amounts received by a Fund as net income may be retained to maintain the Fund’s $1.00 share price and if retained would not be available for payment of dividends. The Fund’s Board has determined to retain a portion of the Fund’s net income to offset prior capital losses realized by the Fund. A shareholder should consult with his or her tax advisor to discuss the Fund’s liquidation and the tax consequences to the shareholder.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 30, 2012

[1]

Net asset value (“NAV”) is the dollar value of a single mutual fund share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

IV	Legg Mason Partners Money Market Trust

Investment commentary

Economic review

Economic growth in the U.S. accelerated over the six months ended February 29, 2012. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 0.4% and 1.3% in the first and second quarters of 2011, respectively. Third quarter GDP growth then rose to 1.8%. The economy then gathered further momentum late in 2011, as the Commerce Department reported that fourth quarter GDP growth was 3.0% — the fastest pace since the second quarter of 2010. This was attributed, in part, to higher consumer spending, which rose 2.1% in the fourth quarter, versus 1.7% and 0.7% gains in the third and second quarters, respectively.

Two factors constraining economic growth were the weak job market and continued strains in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 9.0%. Unemployment then generally declined over the next six months and was 8.3% in February 2012, the lowest rate since February 2009. The housing market showed some encouraging signs, although it still appears to be searching for a bottom. Looking back, existing-home sales moved somewhat higher in early 2011, according to the National Association of Realtors (“NAR”). Existing-home sales then fluctuated, but increased during three of the last five months of the period. While the inventory of unsold homes moved up slightly versus the previous month in February 2012, home prices edged higher. The NAR reported that the median existing-home price for all housing types was $156,600 in February 2012, up 0.3% from February 2011.

After experiencing a soft patch in the summer of 2011, the manufacturing sector expanded at a stronger pace during much of the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in August 2011, it had a reading of 50.6, its lowest reading in two years (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The manufacturing sector gathered momentum and ended January 2012 at 54.1, its highest reading since June 2011. In February, the PMI dipped to 52.4.

Legg Mason Partners Money Market Trust	V

Market review

Q. Did Treasury yields trend higher or lower during the six months ended February 29, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.20% and 2.23%, respectively. During the height of the flight to quality in September 2011, two-year Treasuries hit their low for the reporting period of 0.16% and ten-year Treasuries reached their reporting period trough of 1.72%. Two-year Treasury yields subsequently rose as high as 0.32% in October and ten-year Treasuries peaked at 2.34% during the same month. While two-year Treasury yields only declined modestly during the remainder of the period, ten-year yields fell more sharply. When the reporting period ended on February 29, 2012, two-year Treasury yields were 0.30% and ten-year Treasury yields were 1.98%.

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. In August 2011, the Fed declared its intention to keep the federal funds rate steady until mid-2013. Then, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep rates on hold, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” During its meeting in March (after the reporting period ended), the Fed said that it “expects moderate economic growth over coming quarters and consequently anticipates that the unemployment rate will decline gradually toward levels that the Committee judges to be consistent with its dual mandate.”

Q: What factors impacted money market yields during the reporting period?

A. As discussed, the Fed anchored the federal funds rate at a historically low range during the reporting period. Against this backdrop, the yields available from money market securities remained extremely low during the six months ended February 29, 2012.

Performance review

Western Asset Money Market Fund

As of February 29, 2012, the seven-day current yield for Class A shares of Western Asset Money Market Fund (the “Money Market Fund”) was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

Western Asset Government Money Market Fund

As of February 29, 2012, the seven-day current yield for Class A shares of Western Asset Government Money Market Fund (the “Government Money Market Fund”) was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

VI	Legg Mason Partners Money Market Trust

Investment commentary (cont’d)

Legg Mason Partners Money Market Trust Yields as of February 29, 2012 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Money Market Fund:
Class A	0.01%	0.01%
Class B	0.01%	0.01%
Class C	0.01%	0.01%
Government Money Market Fund:
Class A	0.01%	0.01%
Class I	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class A shares of the Money Market Fund would have been -0.40%; the seven-day current yield and the seven-day effective yield for Class B shares of the Money Market Fund would have been -1.26%; the seven-day current yield and the seven-day effective yield for Class C shares of the Money Market Fund would have been -0.81%; the seven-day current yield and the seven-day effective yield for Class A shares of the Government Money Market Fund would have been
-0.47%; and the seven-day current yield and the seven-day effective yield for Class I shares of the Government Money Market Fund would have been
-0.71%.

The manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 30, 2012

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Funds. Please see the Funds’ prospectus for a more complete discussion of these and other risks, and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Legg Mason Partners Money Market Trust	VII

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Legg Mason Partners Money Market Trust 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Western Asset Money Market Fund

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of February 29, 2012 and August 31, 2011. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Partners Money Market Trust 2012 Semi-Annual Report

Fund at a glance† (unaudited) (cont’d)

Western Asset Government Money Market Fund

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of February 29, 2012 and August 31, 2011. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Partners Money Market Trust 2012 Semi-Annual Report	3

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2011 and held for the six months ended February 29, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return[2]		Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Western Asset Money Market Fund							Western Asset Money Market Fund
Class A	0.00%[5]		$1,000.00	$1,000.00	0.25%	$1.24	Class A	5.00%	$1,000.00	$1,023.62	0.25%	$1.26
Class B	0.00	[5]	1,000.00	1,000.00	0.25	1.24	Class B	5.00	1,000.00	1,023.62	0.25	1.26
Class C	0.00	[5]	1,000.00	1,000.00	0.25	1.24	Class C	5.00	1,000.00	1,023.62	0.25	1.26
Western Asset Government Money Market Fund							Western Asset Government Money Market Fund
Class A	0.01%		$1,000.00	$1,000.10	0.12%	$0.60	Class A	5.00%	$1,000.00	$1,024.27	0.12%	$0.60
Class I	0.01		1,000.00	1,000.10	0.12	0.60	Class I	5.00	1,000.00	1,024.27	0.12	0.60

[1]	For the six months ended February 29, 2012.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	In order to maintain a minimum yield, additional waivers were implemented.
[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

[5]	Amount represents less than 0.005%.

4	Legg Mason Partners Money Market Trust 2012 Semi-Annual Report

Schedules of investments (unaudited)

February 29, 2012

Western Asset Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 104.0%
Certificates of Deposit — 14.3%
Bank of Montreal Chicago	0.120%	3/13/12	$15,000,000	$15,000,000
Bank of Montreal Chicago	0.470%	5/18/12	28,850,000	28,850,000
Bank of Nova Scotia	0.410%	4/18/12	20,000,000	20,000,000
Bank of Nova Scotia	0.740%	6/11/12	25,000,000	25,013,367	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.520%	4/10/12	22,500,000	22,506,235
Barclays Bank PLC	0.420%	3/12/12	4,150,000	4,150,000
Canadian Imperial Bank	0.320%	3/8/12	25,000,000	25,000,000
Credit Suisse NY	0.470%	3/13/12	18,810,000	18,810,811
Deutsche Bank AG NY	0.580%	4/11/12	11,250,000	11,250,000
Nordea Bank Finland PLC	0.590%	5/8/12	4,000,000	4,000,000
Rabobank Nederland NY	0.570%	4/20/12	8,000,000	7,999,998
Royal Bank of Scotland	0.610%	3/30/12	13,000,000	13,000,000
Skandinaviska Enskilda Banken AG	0.580%	3/7/12	20,000,000	20,000,000
Standard Chartered Bank NY	0.510%	3/6/12	25,000,000	25,000,000
Svenska Handelsbanken AB	0.578%	10/5/12	10,000,000	9,967,827	(a)(b)
Svenska Handelsbanken NY	0.470%	3/5/12	4,715,000	4,714,989
Svenska Handelsbanken NY	0.285%	4/30/12	9,125,000	9,125,076
Toronto Dominion Bank NY	0.350%	3/22/12	10,935,000	10,935,000
Toronto Dominion Bank NY	0.380%	5/4/12	23,000,000	23,000,000
Toronto Dominion Bank NY	0.380%	5/7/12	24,000,000	24,000,000
UBS AG Stamford CT	0.570%	3/21/12	18,000,000	18,000,000
Total Certificates of Deposit				340,323,303
Commercial Paper — 45.3%
Australia & New Zealand Banking Group Ltd.	0.471%	4/26/12	380,000	379,722	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.501%	5/10/12	10,600,000	10,589,694	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.582%	6/19/12	20,000,000	19,964,555	(b)(c)
Barclays U.S. Funding LLC	0.120%	3/1/12	59,521,000	59,521,000	(c)
BHP Billiton Finance USA Ltd.	0.120%	3/21/12	15,000,000	14,999,000	(b)(c)
BHP Billiton Finance USA Ltd.	0.150%	4/23/12	3,400,000	3,399,249	(b)(c)
BNZ International Funding Ltd.	0.501%	3/9/12	3,165,000	3,164,648	(b)(c)
Coca-Cola Co.	0.100%	3/5/12	725,000	724,992	(b)(c)
Coca-Cola Co.	0.200%	4/10/12	1,625,000	1,624,639	(b)(c)
Commonwealth Bank of Australia	0.100%	3/8/12	50,000,000	49,999,028	(b)(c)
Credit Suisse NY	0.481%	3/21/12	5,000,000	4,998,667	(c)
Credit Suisse NY	0.280%	5/9/12	20,000,000	19,989,267	(c)
Deutsche Bank Financial LLC	0.100%	3/1/12	45,000,000	45,000,000	(c)
DnB NOR Bank ASA	0.521%	3/12/12	40,000,000	39,993,644	(b)(c)

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2012 Semi-Annual Report	5

Western Asset Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
E.I. du Pont de Nemours & Co.	0.120%	3/8/12	$23,200,000	$23,199,459	(b)(c)
E.I. du Pont de Nemours & Co.	0.110%	3/19/12	7,000,000	6,999,615	(b)(c)
General Electric Capital Corp.	0.331%	3/7/12	35,000,000	34,998,075	(c)
General Electric Capital Corp.	0.381%	4/16/12	20,000,000	19,990,289	(c)
HSBC USA Inc.	0.200%	3/9/12	2,920,000	2,919,870	(c)
ING U.S. Funding LLC	0.571%	4/11/12	25,000,000	24,983,771	(c)
Kimberly-Clark Corp.	0.100%	3/12/12	15,000,000	14,999,542	(b)(c)
National Australia Funding Delaware Inc.	0.250%	5/7/12	20,000,000	19,990,694	(b)(c)
National Australia Funding Delaware Inc.	0.391%	5/14/12	10,000,000	9,991,983	(b)(c)
National Bank of Canada	0.441%	3/7/12	25,000,000	24,998,167	(c)
Nestle Finance International Ltd.	0.100%	3/1/12	50,000,000	50,000,000	(c)
Nestle Finance International Ltd.	0.080%	3/2/12	25,000,000	24,999,944	(c)
Novartis Finance Corp.	0.090%	3/6/12	25,596,000	25,595,680	(b)(c)
Procter & Gamble Co.	0.100%	3/27/12	6,000,000	5,999,567	(b)(c)
Procter & Gamble International Funding SCA	0.080%	3/5/12	35,000,000	34,999,689	(b)(c)
Reckitt Benckiser Treasury	0.471%	3/20/12	10,000,000	9,997,519	(b)(c)
Reckitt Benckiser Treasury	0.441%	4/12/12	10,000,000	9,994,867	(b)(c)
Reckitt Benckiser Treasury	0.501%	4/17/12	10,000,000	9,993,472	(b)(c)
Reckitt Benckiser Treasury	0.622%	5/14/12	10,000,000	9,987,256	(b)(c)
Reckitt Benckiser Treasury Services PLC	0.090%	3/8/12	17,565,000	17,564,693	(b)(c)
Shell International Finance BV	0.080%	3/1/12	65,000,000	65,000,000	(b)(c)
Siemens Capital Co. LLC	0.110%	3/5/12	38,000,000	37,999,536	(b)(c)
Siemens Capital Co. LLC	0.130%	3/22/12	3,250,000	3,249,753	(b)(c)
Siemens Capital Co. LLC	0.130%	3/26/12	15,000,000	14,998,646	(b)(c)
Standard Chartered Bank	0.450%	4/13/12	17,050,000	17,040,836	(b)(c)
Swedbank	0.601%	4/26/12	10,000,000	9,990,667	(c)
Swedbank AB	0.350%	3/23/12	35,000,000	34,992,514	(c)
Total Capital SA	0.090%	3/1/12	84,000,000	84,000,000	(b)(c)
Toyota Motor Credit Corp.	0.501%	5/25/12	30,000,000	29,964,583	(c)
UBS Finance Delaware LLC	0.541%	3/12/12	25,000,000	24,995,875	(c)
Unilever Capital Corp.	0.070%	3/1/12	44,134,000	44,134,000	(b)(c)
Westpac Banking Corp.	0.250%	3/21/12	20,000,000	19,997,222	(b)(c)
Westpac Banking Corp.	0.501%	5/3/12	2,829,000	2,826,525	(b)(c)
Westpac Banking Corp.	0.501%	5/14/12	25,000,000	24,974,305	(b)(c)
Westpac Banking Corp.	0.501%	7/10/12	10,000,000	9,981,806	(b)(c)
Total Commercial Paper				1,080,698,525
Corporate Bonds & Notes — 6.1%
JPMorgan Chase Bank N.A., Senior Notes	0.366%	11/21/12	95,000,000	95,000,000	(a)

See Notes to Financial Statements.

6	Legg Mason Partners Money Market Trust 2012 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

February 29, 2012

Western Asset Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — continued
Nordea Bank AB, Senior Notes	0.663%	11/16/12	$40,000,000	$40,000,000	(a)(b)
Svenska Handelsbanken AB, Senior Notes	2.875%	9/14/12	9,915,000	10,020,284	(b)
Total Corporate Bonds & Notes				145,020,284
Medium-Term Notes — 0.5%
General Electric Capital Corp., Senior Notes	0.727%	7/27/12	11,711,000	11,707,104	(a)
Time Deposits — 20.0%
Bank of Nova Scotia	0.110%	3/1/12	43,000,000	43,000,000
Bank of Tokyo Mitsubishi	0.120%	3/1/12	65,000,000	65,000,000
DnB NOR Bank ASA	0.130%	3/1/12	50,000,000	50,000,000
National Australia Bank Grand Cayman	0.110%	3/1/12	50,000,000	50,000,000
Northern Trust Corp.	0.070%	3/1/12	75,000,000	75,000,000
Rabobank International Grand Cayman	0.100%	3/1/12	60,000,000	60,000,000
Skandinaviska Enskilda Cayman	0.120%	3/1/12	65,000,000	65,000,000
Svenska Handelsbanken Grand Cayman	0.130%	3/1/12	45,000,000	45,000,000
Swedbank Grand Cayman	0.130%	3/1/12	25,000,000	25,000,000
Total Time Deposits				478,000,000
U.S. Government Agencies — 1.2%
Federal Home Loan Bank (FHLB)	0.140%	6/6/12	20,000,000	19,997,723
Federal Home Loan Bank (FHLB), Notes	0.350%	10/3/12	8,750,000	8,750,000
Total U.S. Government Agencies				28,747,723
U.S. Treasury Bills — 10.1%
U.S. Treasury Bills	0.060%	3/8/12	75,000,000	74,999,125	(c)
U.S. Treasury Bills	0.110%	3/15/12	75,000,000	74,996,791	(c)
U.S. Treasury Bills	0.100%	3/29/12	30,000,000	29,997,667	(c)
U.S. Treasury Bills	0.060%	6/28/12	25,000,000	24,995,042	(c)
U.S. Treasury Bills	0.063%	7/19/12	35,000,000	34,991,493	(c)
Total U.S. Treasury Bills				239,980,118
U.S. Treasury Notes — 2.3%
U.S. Treasury Notes	1.375%	5/15/12	10,000,000	10,026,440
U.S. Treasury Notes	1.875%	6/15/12	30,000,000	30,156,182
U.S. Treasury Notes	1.500%	7/15/12	15,000,000	15,078,544
Total U.S. Treasury Notes				55,261,166

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2012 Semi-Annual Report	7

Western Asset Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — 4.2%
Barclays Capital Inc., tri-party repurchase agreement dated 2/29/12; Proceeds at maturity — $100,000,444; (Fully collateralized by U.S. government agency obligations, 0.180% due 8/7/13; Market value — $104,043,797)	0.160%	3/1/12	$100,000,000	$100,000,000
Total Investments — 104.0% (Cost — $2,479,738,223#)				2,479,738,223
Liabilities in Excess of Other Assets — (4.0)%				(96,279,474)
Total Net Assets — 100.0%				$2,383,458,749

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

8	Legg Mason Partners Money Market Trust 2012 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

February 29, 2012

Western Asset Government Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 103.8%
U.S. Government Agencies — 72.1%
Federal Farm Credit Bank (FFCB)	0.216%	4/17/13	$500,000	$499,946	(a)
Federal Farm Credit Bank (FFCB)	0.218%	9/16/13	1,130,000	1,129,654	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	3/14/12	25,000,000	24,999,097	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.080%	3/29/12	25,000,000	24,998,444	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	7/2/12	10,000,000	9,996,242	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	8/10/12	25,000,000	24,986,500	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.140%	9/14/12	15,000,000	14,988,508	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.170%	10/2/12	10,000,000	9,989,847
Federal Farm Credit Bank (FFCB), Discount Notes	0.160%	12/17/12	5,000,000	4,993,533	(b)
Federal Farm Credit Bank (FFCB), Notes	0.190%	4/10/12	45,000,000	44,999,502	(a)
Federal Farm Credit Bank (FFCB), Notes	0.500%	5/2/12	20,000,000	20,009,803	(a)
Federal Farm Credit Bank (FFCB), Notes	0.210%	5/18/12	50,000,000	49,997,841	(a)
Federal Farm Credit Bank (FFCB), Notes	0.200%	6/27/12	25,000,000	24,999,194	(a)
Federal Farm Credit Bank (FFCB), Notes	0.250%	7/23/12	25,000,000	25,002,989	(a)
Federal Home Loan Bank (FHLB)	0.350%	7/25/12	18,000,000	18,001,844
Federal Home Loan Bank (FHLB)	0.200%	1/22/13	5,000,000	4,997,275	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.001%	3/1/12	14,896,000	14,896,000	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.040%	3/16/12	20,000,000	19,999,667	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.045%	3/21/12	50,000,000	49,998,750	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.100%	5/4/12	25,000,000	24,995,555	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.120%	8/8/12	37,000,000	36,980,267	(b)
Federal Home Loan Bank (FHLB), Notes	0.150%	5/1/12	25,000,000	24,999,077
Federal Home Loan Bank (FHLB), Notes	0.090%	5/4/12	25,000,000	24,999,209
Federal Home Loan Bank (FHLB), Notes	0.250%	1/25/13	26,000,000	25,999,890	(a)
Federal Home Loan Bank (FHLB), Notes	0.300%	2/25/13	20,000,000	20,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.125%	3/23/12	20,000,000	20,024,252
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	3/20/12	40,257,000	40,254,875	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.010%	3/26/12	20,000,000	19,999,861	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.115%	6/4/12	19,300,000	19,294,143	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.135%	8/13/12	25,000,000	24,984,531	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.208%	5/1/12	25,000,000	25,004,856	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.205%	11/2/12	20,000,000	19,995,928	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	3/2/12	25,000,000	24,999,896	(b)

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2012 Semi-Annual Report	9

Western Asset Government Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal National Mortgage Association (FNMA), Discount Notes	0.070%	4/16/12	$25,000,000	$24,997,764	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.060%	5/21/12	30,647,000	30,642,863	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.075%	6/20/12	74,300,000	74,282,818	(b)
Federal National Mortgage Association (FNMA), Notes	0.300%	12/3/12	18,510,000	18,513,554	(a)
Federal National Mortgage Association (FNMA), Notes	0.400%	2/1/13	20,000,000	20,027,986	(a)
Federal National Mortgage Association (FNMA), Notes	0.380%	8/9/13	20,000,000	20,005,747	(a)
Total U.S. Government Agencies				930,487,708
U.S. Treasury Bills — 15.5%
U.S. Treasury Bills	0.020%	3/15/12	50,000,000	49,999,611	(b)
U.S. Treasury Bills	0.060%	5/17/12	50,000,000	49,990,589	(b)
U.S. Treasury Bills	0.115%	5/31/12	50,000,000	49,985,465	(b)
U.S. Treasury Bills	0.050%	6/28/12	50,000,000	49,991,736	(b)
Total U.S. Treasury Bills				199,967,401
U.S. Treasury Notes — 6.2%
U.S. Treasury Notes	4.500%	4/30/12	15,000,000	15,105,497
U.S. Treasury Notes	1.750%	8/15/12	44,000,000	44,331,722
U.S. Treasury Notes	1.375%	10/15/12	20,000,000	20,150,901
Total U.S. Treasury Notes				79,588,120
Repurchase Agreements — 10.0%
Barclays Capital Inc., tri-party repurchase agreement dated 2/29/12; Proceeds at maturity — $100,000,528; (Fully collateralized by U.S. government obligations, 1.500% due 7/31/16; Market value — $102,000,057)	0.190%	3/1/12	100,000,000	100,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 2/29/12; Proceeds at maturity — $29,784,149; (Fully collateralized by U.S. government agency obligations, 2.125% due 9/21/12; Market value — $30,379,920)	0.180%	3/1/12	29,784,000	29,784,000
Total Repurchase Agreements				129,784,000
Total Investments — 103.8% (Cost — $1,339,827,229#)				1,339,827,229
Liabilities in Excess of Other Assets — (3.8)%				(49,414,701)
Total Net Assets — 100.0%				$1,290,412,528

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

10	Legg Mason Partners Money Market Trust 2012 Semi-Annual Report

Statements of assets and liabilities (unaudited)

February 29, 2012

	Western Asset Money Market Fund	Western Asset Government Money Market Fund

Assets:
Investments, at value	$2,479,738,223	$1,339,827,229
Cash	—	440
Interest receivable	839,368	671,763
Receivable for Fund shares sold	560,632	481,689
Receivable from investment manager	—	44,568
Prepaid expenses	85,919	52,098
Total Assets	2,481,224,142	1,341,077,787

Liabilities:
Payable for securities purchased	94,995,340	49,985,466
Payable for Fund shares repurchased	1,546,965	281,671
Trustees’ fees payable	327,949	38,792
Service and/or distribution fees payable	201,124	103,631
Distributions payable	104,205	17,173
Investment management fee payable	62,771	—
Due to custodian	2	—
Accrued expenses	527,037	238,526
Total Liabilities	97,765,393	50,665,259
Total Net Assets	$2,383,458,749	$1,290,412,528

Net Assets:
Par value (Note 6)	$23,830	$12,904
Paid-in capital in excess of par value	2,417,817,110	1,290,396,349
Undistributed (overdistributed) net investment income	(469,839)	3,016
Accumulated net realized gain (loss) on investments	(33,912,352)	259
Total Net Assets	$2,383,458,749	$1,290,412,528

Shares Outstanding:
Class A	2,356,898,424	1,289,291,814
Class B	6,614,696	—
Class C	19,466,182	—
Class I	—	1,107,938

Net Asset Value:
Class A	$1.00	$1.00
Class B	$1.00	—
Class C	$1.00	—
Class I	—	$1.00

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2012 Semi-Annual Report	11

Statements of operations (unaudited)

For the Six Months Ended February 29, 2012

	Western Asset Money Market Fund	Western Asset Government Money Market Fund

Investment Income:
Interest	$3,484,962	$910,534

Expenses:
Investment management fee (Note 2)	5,655,244	3,005,008
Service and/or distribution fees (Notes 2 and 4)	1,385,561	677,266
Transfer agent fees (Note 4)	1,020,313	132,536
Legal fees	91,425	69,761
Registration fees	67,926	44,468
Shareholder reports	49,553	29,892
Insurance	35,692	15,534
Trustees’ fees	26,273	13,291
Custody fees	13,512	4,263
Audit and tax	1,422	19,988
Fund accounting fees	—	59,966
Miscellaneous expenses	4,901	9,519
Total Expenses	8,351,822	4,081,492
Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(4,999,257)	(3,238,924)
Net Expenses	3,352,565	842,568
Net Investment Income	132,397	67,966
Net Realized Gain on Investment Transactions	60,704	602
Increase in Net Assets from Operations	$193,101	$68,568

See Notes to Financial Statements.

12	Legg Mason Partners Money Market Trust 2012 Semi-Annual Report

Statements of changes in net assets

Western Asset Money Market Fund

For the Six Months Ended February 29, 2012 (unaudited) and the Year Ended August 31, 2011	2012	2011

Operations:
Net investment income	$132,397	$4,525,991
Net realized gain	60,704	298,820
Increase from contribution by affiliate (Note 2)	—	266,613
Increase in Net Assets From Operations	193,101	5,091,424

Distributions to Shareholders From (Notes 1 and 5):
Net investment income	(132,397)	(4,525,980)
Decrease in Net Assets From Distributions to Shareholders	(132,397)	(4,525,980)

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	463,965,603	28,125,744,971
Reinvestment of distributions	118,829	4,152,449
Cost of shares repurchased	(944,874,070)	(38,029,677,405)
Decrease in Net Assets From Fund Share Transactions	(480,789,638)	(9,899,779,985)
Decrease in Net Assets	(480,728,934)	(9,899,214,541)

Net Assets:
Beginning of period	2,864,187,683	12,763,402,224
End of period*	$2,383,458,749	$2,864,187,683
* Includes overdistributed net investment income of:	$(469,839)	$(469,839)

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2012 Semi-Annual Report	13

Western Asset Government Money Market Fund

For the Six Months Ended February 29, 2012 (unaudited) and the Year Ended August 31, 2011	2012	2011

Operations:
Net investment income	$67,966	$345,518
Net realized gain	602	40,020
Increase in Net Assets From Operations	68,568	385,538

Distributions to Shareholders From (Notes 1 and 5):
Net investment income	(67,966)	(872,405)
Net realized gains	(37,751)	(43,139)
Decrease in Net Assets From Distributions to Shareholders	(105,717)	(915,544)

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	494,673,458	8,599,886,922
Reinvestment of distributions	88,689	840,668
Cost of shares repurchased	(601,155,614)	(12,390,524,417)
Decrease in Net Assets From Fund Share Transactions	(106,393,467)	(3,789,796,827)
Decrease in Net Assets	(106,430,616)	(3,790,326,833)

Net Assets:
Beginning of period	1,396,843,144	5,187,169,977
End of period*	$1,290,412,528	$1,396,843,144
* Includes undistributed net investment income of:	$3,016	$3,016

See Notes to Financial Statements.

14	Legg Mason Partners Money Market Trust 2012 Semi-Annual Report

Financial highlights

Western Asset Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1,2]	2012[3]		2011		2010	2009[4]		2008[5]		2007[5]	2006[5,6]

Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[7]	0.001		0.001	0.003		0.027		0.048	0.045
Net realized gain (loss)	0.000	[7]	(0.001)		(0.002)	(0.000)	[7]	0.000	[7]	(0.000) [7]	(0.000)	[7]
Proceeds from settlement of a regulatory matter	—		—		0.003	—		—		—	—
Total income from operations	0.000	[7]	0.000	[7]	0.002	0.003		0.027		0.048	0.045

Less distributions from:
Net investment income	(0.000)	[7]	(0.000)	[7]	(0.002)	(0.003)		(0.027)		(0.048)	(0.045)
Total distributions	(0.000)	[7]	(0.000)	[7]	(0.002)	(0.003)		(0.027)		(0.048)	(0.045)

Net asset value, end of period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000	$1.000
Total return[8]	0.00%[9]		0.04%		0.16%[10]	0.33%[11]		2.73%[11]		4.90%	4.62%

Net assets, end of period (billions)	$2		$3		$13	$17		$20		$29	$25

Ratios to average net assets:
Gross expenses	0.63%[12]		0.55%		0.54%[13]	0.57%[12,13]		0.51%[13]		0.51%	0.52%[14]
Net expenses[15,16]	0.25	[12,17,18]	0.28	[17,18]	0.26 [13,17,18]	0.55	[12,13,17,18]	0.51	[13]	0.51	0.51	[14,17]
Net investment income	0.01	[12]	0.05		0.08	0.52	[12]	2.76		4.79	4.55

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended February 29, 2012 (unaudited).

[4]	For the period ended January 31, 2009 through August 31, 2009.

[5]	For the year ended December 31.

[6]	Represents a share of capital stock outstanding prior to April 16, 2007.

[7]	Amount represents less than $0.0005 per share.

[8]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Amount represents less than 0.005%.

[10]

The total return reflects the partial distribution of a payment received due to the settlement of a regulatory matter. Absent this partial distribution, the total return would have been 0.08%. Class A received $43,447,902 related to this distribution.

[11]	If the Fund had not entered into the Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[12]	Annualized.

[13]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.25%, respectively, for the year ended August 31, 2010, 0.51% and 0.49%, respectively, for the period ended August 31, 2009 and would both have been 0.51% for the year ended December 31, 2008.

[14]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.51% and 0.50%, respectively.

[15]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Prior to May 31, 2010, the expense limitation was 0.70%.

[16]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[17]	Reflects fee waivers and/or expense reimbursements.

[18]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2012 Semi-Annual Report	15

Western Asset Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class B Shares[1]	2012[2]		2011		2010		2009[3]		2008[4]		2007[5]

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.000	[6]	0.000	[6]	0.000	[6]	0.001		0.022		0.034
Net realized gain (loss)	0.000	[6]	0.000	[6]	(0.002)		0.000	[6]	0.000	[6]	(0.000)	[6]
Proceeds from settlement of a regulatory matter	—		—		0.005		—		—		—
Total income from operations	0.000	[6]	0.000	[6]	0.003		0.001		0.022		0.034

Less distributions from:
Net investment income	(0.000)	[6]	(0.000)	[6]	(0.003)		(0.001)		(0.022)		(0.034)
Total distributions	(0.000)	[6]	(0.000)	[6]	(0.003)		(0.001)		(0.022)		(0.034)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return[7]	0.00%[8]		0.01%		0.27%[9]		0.08%[10]		2.22%[10]		3.46%

Net assets, end of period (millions)	$7		$10		$31		$46		$53		$31

Ratios to average net assets:
Gross expenses	1.39%[11]		1.25%		1.18%		1.12%[11,12]		1.03%[12]		0.98%[11]
Net expenses[13]	0.25	[11,14,15]	0.32	[14,15]	0.32	[14,15]	0.93	[11,12,14,15]	1.03	[12]	0.98	[11]
Net investment income	0.01	[11]	0.01		0.02		0.12	[11]	2.12		4.31	[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2012 (unaudited).

[3]	For the period January 1, 2009 through August 31, 2009.

[4]	For the year ended December 31.

[5]	For the period March 19, 2007 (inception date) to December 31, 2007.

[6]	Amount represents less than $0.0005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Amount represents less than 0.0005%.

[9]

The total return reflects the partial distribution of a payment received due to the settlement of a regulatory matter. Absent this partial distribution, the total return would have been 0.02%. Class B received $163,921 related to this distribution.

[10]	If the Fund had not entered into the Capital Support Agreemens related to certain investments in structured securities, the total return would have been lower.

[11]	Annualized.

[12]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.09% and 0.90%, respectively, for the period ended August 31, 2009 and would both have been 1.02% for the year ended December 31, 2008.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[14]	Reflects fee waivers and/or expense reimbursements.

[15]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

16	Legg Mason Partners Money Market Trust 2012 Semi-Annual Report

Financial highlights (cont’d)

Western Asset Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class C Shares[1]	2012[2]		2011		2010		2009[3]		2008[4]		2007[5]

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.000	[6]	0.000	[6]	0.000	[6]	0.001		0.019		0.033
Net realized gain (loss)	0.000	[6]	(0.003)		(0.001)		0.000	[6]	0.000	[6]	(0.000)	[6]
Contribution by affiliate	—		0.003		—		—		—		—
Proceeds from settlement of a regulatory matter	—		—		0.001		—		—		—
Total income from operations	0.000	[6]	0.000	[6]	0.000	[6]	0.001		0.019		0.033

Less distributions from:
Net investment income	(0.000)	[6]	(0.000)	[6]	(0.000)	[6]	(0.001)		(0.019)		(0.033)
Total distributions	(0.000)	[6]	(0.000)	[6]	(0.000)	[6]	(0.001)		(0.019)		(0.033)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return[7]	0.00%[8]		0.01%[9]		0.03%[10]		0.10%[11]		1.93%[11]		3.35%

Net assets, end of period (millions)	$19		$25		$131		$162		$171		$157

Ratios to average net assets:
Gross expenses	1.15%[12]		1.09%		1.14%		1.14%[12,13]		1.30%[13]		1.12%[12]
Net expenses[14]	0.25	[12,15,16]	0.33	[15,16]	0.31	[15,16]	0.90	[12,13,15,16]	1.30	[13]	1.12	[12]
Net investment income	0.01	[12]	0.01		0.02		0.14	[12]	1.90		4.17	[12]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2012 (unaudited).

[3]	For the period January 1, 2009 through August 31, 2009.

[4]	For the year ended December 31.

[5]	For the period March 19, 2007 (inception date) to December 31, 2007.

[6]	Amount represents less than $0.0005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Amount represents less than 0.005%.

[9]	The total return includes a contribution by affiliate. Absent this contribution the total return would have been (0.28)%.

[10]

The total return reflects the partial distribution of a payment received due to the settlement of a regulatory matter. Absent this partial distribution, the total return would have been 0.02%. Class C received $79,044 related to this distribution.

[11]	If the Fund had not entered into the Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[12]	Annualized.

[13]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.09% and 0.86%, respectively, for the period ended August 31, 2009 and would both have been 1.29% for the year ended December 31, 2008.

[14]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[15]	Reflects fee waivers and/or expense reimbursements.

[16]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2012 Semi-Annual Report	17

Western Asset Government Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1,2]	2012[3]		2011		2010		2009[4]		2008[5]		2007[5]	2006[5,6]

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[7]	0.000	[7]	0.000	[7]	0.002		0.022		0.046	0.044
Net realized gain (loss)[7]	0.000		0.000		(0.000)		(0.000)		0.000		(0.000)	0.000
Proceeds from settlement of a regulatory matter	—		—		0.001		—		—		—	—
Total income from operations	0.000	[7]	0.000	[7]	0.001		0.002		0.022		0.046	0.044

Less distributions from:
Net investment income	(0.000)	[7]	(0.000)	[7]	(0.001)		(0.002)		(0.022)		(0.046)	(0.044)
Net realized gains	(0.000)	[7]	(0.000)	[7]	—		—		(0.000)	[7]	—	—
Total distributions	(0.000)	[7]	(0.000)	[7]	(0.001)		(0.002)		(0.022)		(0.046)	(0.044)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Total return[8]	0.01%		0.02%		0.05%[9]		0.24%		2.24%		4.69%	4.45%

Net assets, end of period (billions)	$1		$1		$5		$7		$8		$6	$3

Ratios to average net assets:
Gross expenses	0.60%[10]		0.56%		0.55%[11]		0.56%[10,11]		0.53%[11]		0.55%	0.57%[12]
Net expenses[13,14]	0.12	[10,15,16]	0.19	[15,16]	0.30	[11,15,16]	0.55	[10,11,15,16]	0.53	[11]	0.55	0.55 [12,15]
Net investment income	0.01	[10]	0.01		0.01		0.37	[10]	2.16		4.53	4.37

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended February 29, 2012 (unaudited).

[4]	For the period January 1, 2009 through August 31, 2009.

[5]	For the year ended December 31.

[6]	Represents a share of capital stock outstanding prior to April 16, 2007.

[7]	Amount represents less than $0.0005 per share.

[8]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been the same. Class A received $2,744,423 related to this distribution.

[10]	Annualized.

[11]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.30%, respectively, for the year ended August 31, 2010, 0.52% and 0.51%, respectively, for the period ended August 31, 2009 and would both have been 0.52% for the year ended December 31, 2008.

[12]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.55%, respectively.

[13]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Prior to May 31, 2010, the expense limitation was 0.70%.

[14]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[15]	Reflects fee waivers and/or expense reimbursements.

[16]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

18	Legg Mason Partners Money Market Trust 2012 Semi-Annual Report

Financial highlights (cont’d)

Western Asset Government Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class I Shares[1]	2012[2]		2011	2010[3]

Net asset value, beginning of period	$1.000		$1.000	$1.000

Income (loss) from operations:
Net investment income[4]	0.000		0.000	0.000
Net realized gain[4]	0.000		0.000	0.000
Total income from operations[4]	0.000		0.000	0.00

Less distributions from:
Net investment income[4]	(0.000)		(0.000)	(0.000)
Net realized gains	(0.000)	[4]	(0.000) [4]	—
Total distributions[4]	0.00		(0.000)	0.00

Net asset value, end of period	$1.000		$1.000	$1.000
Total return[5]	0.01%		0.01%	0.00%[6]

Net assets, end of period (millions)	$1		$1	$1

Ratios to average net assets:
Gross expenses	0.74%[7]		0.73%	0.46%[7]
Net expenses[8,9,10,11]	0.12	[7]	0.17	0.25	[7]
Net investment income	0.01	[7]	0.01	0.02	[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2012 (unaudited).

[3]	For the period June 2, 2010 (inception date) to August 31, 2010.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Amount represents less than 0.0005% per share.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	In order to maintain a minimum yield, additional waivers were implemented.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2012 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Money Market Trust (“Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

On July 14, 2010, the Board of Trustees of the Money Market Fund (the “Fund”) approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all shareholders of record of the Fund. Final liquidation will occur no later than June 30, 2012 and will be coordinated to coincide with the launch of alternate investment products for cash sweep clients and customers of Morgan Stanley Smith Barney, for which the Fund currently serves as a sweep vehicle. The liquidation of the Fund will occur in multiple stages, which commenced with the liquidation of Class I shares on August 27, 2010 (the “Class I Liquidation”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20	Legg Mason Partners Money Market Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Money Market Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$2,479,738,223	—	$2,479,738,223

†	See Schedules of Investments for additional detailed categorizations.

Government Money Market Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$1,339,827,229	—	$1,339,827,229

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages

Legg Mason Partners Money Market Trust 2012 Semi-Annual Report	21

and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions from net investment income on the shares of each of the Funds, if any, are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2012, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Dividends paid by the Funds from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Funds intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

22	Legg Mason Partners Money Market Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions

with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreements, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of Class A shares of the Money Market Fund did not exceed 0.60% and Class A and Class I shares of Government Money Market Fund did not exceed 0.60% and 0.50%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The investment manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

During the six months ended February 29, 2012, fees waived and/or expenses reimbursed amounted to $4,999,257 and $3,238,924 for the Money Market Fund and Government Money Market Fund, respectively.

During the year ended August 31, 2011, Legg Mason made a voluntary payment in the amount of $266,613 to the Money Market Fund.

The investment manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating

Legg Mason Partners Money Market Trust 2012 Semi-Annual Report	23

expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

Class A, B and C shares of the Money Market Fund and Class A shares of the Government Money Market Fund acquired through exchanges with shares of other Legg Mason funds are subject to the contingent deferred sales charge (“CDSC”), if any, applicable to the exchanged shares. This could be a maximum of 5.00% for Class B shares and 1.00% for Class A or C shares. Class B shares of the Money Market Fund will convert to Class A shares approximately 8 years after purchase.

For the six months ended February 29, 2012, CDSCs paid to LMIS and its affiliates were approximately:

Money Market Fund

	Class A		Class B	Class C
CDSCs	$0	*	—	$0	*

Government Money Market Fund

Class A
CDSCs	$0	*

*	Amount represents less than $1,000.

The Funds had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statements of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Funds and any payments made pursuant to the Plan will be made from the Funds’ general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of February 29, 2012, the Money Market Fund and the Government Money Market Fund had accrued $132,193 and $16,207 as deferred compensation payable.

All officers and one Trustee of the Funds are employees of Legg Mason or its affiliates and do not receive compensation from the Funds.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 29, 2012, neither the Money Market Fund nor the Government Money Market Fund invested in deriviative instruments and does not have any intention to do so in the future.

24	Legg Mason Partners Money Market Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

4. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Money Market Fund pays a service and/or distribution fee with respect to its Class A, B and C shares calculated at the annual rate of 0.10%, 0.50% and 0.50% of the average daily net assets of each class, respectively. The Government Money Market Fund pays a service and/or distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the Class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended February 29, 2012, class specific expenses were as follows:

Money Market Fund

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,304,326	$977,679
Class B	21,638	19,103
Class C	59,597	23,531
Total	$1,385,561	$1,020,313

Government Money Market Fund

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$677,266	$131,113
Class I	—	1,423
Total	$677,266	$132,536

For the six months ended February 29, 2012, waivers and/or expense reimbursements by class were as follows:

Money Market Fund

Waivers/Expense Reimbursements
Class A	$4,843,538
Class B	49,247
Class C	106,472
Total	$4,999,257

Government Money Market Fund

Waivers/Expense Reimbursements
Class A	$3,235,555
Class I	3,369
Total	$3,238,924

Legg Mason Partners Money Market Trust 2012 Semi-Annual Report	25

5. Distributions to shareholders by class

Money Market Fund

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
Net Investment Income:
Class A	$130,768	$4,515,794
Class B	434	1,774
Class C	1,195	8,412
Total	$132,397	$4,525,980

Government Money Market Fund

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
Net Investment Income:
Class A	$67,911	$872,306
Class I	55	99
Total	$67,966	$872,405

Net Realized Gains:
Class A	$37,724	$43,130
Class I	27	9
Total	$37,751	$43,139

6. Shares of beneficial interest

At February 29, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. The Trust has the ability to issue multiples classes of shares.

Transactions in shares of each class were as follows:

Money Market Fund

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
Class A
Shares sold	452,805,846	28,060,550,041
Shares issued on reinvestment	117,303	4,142,852
Shares repurchased	(924,896,920)	(37,837,716,091)
Net decrease	(471,973,771)	(9,773,023,198)

Class B
Shares sold	820,642	2,314,040
Shares issued on reinvestment	411	1,720
Shares repurchased	(4,319,987)	(22,802,131)
Net decrease	(3,498,934)	(20,486,371)

26	Legg Mason Partners Money Market Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
Class C
Shares sold	10,257,558	62,880,890
Shares issued on reinvestment	1,115	7,877
Shares repurchased	(15,657,162)	(169,159,183)
Net decrease	(5,398,489)	(106,270,416)

Government Money Market Fund

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
Class A
Shares sold	494,508,784	8,598,362,190
Shares issued on reinvestment	88,609	840,561
Shares repurchased	(600,899,407)	(12,389,383,736)
Net decrease	(106,302,014)	(3,790,180,985)

Class I
Shares sold	152,156	1,524,732
Shares issued on reinvestment	80	107
Shares repurchased	(256,206)	(1,140,681)
Net Increase (decrease)	(103,970)	384,158

7. Capital loss carryforward

As of August 31, 2011, the Money Market Fund had a net capital loss carryforward of approximately $33,973,056 which expires in August 31, 2017. This amount will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

8. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Funds, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant

Legg Mason Partners Money Market Trust 2012 Semi-Annual Report	27

Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Plaintiffs agreed to dismiss the case, and a Stipulation of Dismissal with Prejudice was filed with the court on October 20, 2011, terminating the litigation.

28	Legg Mason Partners Money Market Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

*  *  *

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the

Legg Mason Partners Money Market Trust 2012 Semi-Annual Report	29

Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted. On August 4, 2011, the Court held a status conference and granted plaintiff leave to file a motion for particularized discovery, while indicating that any attempt to amend the existing Compliant would be denied. On September 16, 2011, plaintiff filed motions for discovery and to amend the Complaint. Defendants filed oppositions to those two motions on October 27, 2011.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on each Fund’s financial statements and related disclosures.

30	Legg Mason Partners Money Market Trust

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 7-8, 2011, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Legg Mason Partners Money Market Trust	31

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail funds classified as money market instrument funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2011 was above the median.

32	Legg Mason Partners Money Market Trust

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory and took into account the proposed plans with respect to the Fund.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Fund) classified as money market instrument funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current expense limitation applicable to one of the Fund’s share classes is expected to continue through December 2013.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund

Legg Mason Partners Money Market Trust	33

were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained substantially unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

34	Legg Mason Partners Money Market Trust

Board approval of management and subadvisory agreements (unaudited) (cont’d)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 7-8, 2011, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Government Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Legg Mason Partners Money Market Trust	35

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail funds classified as U.S. government money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2011 was above the median.

36	Legg Mason Partners Money Market Trust

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Fund) classified as U.S. government money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2013.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Legg Mason Partners Money Market Trust	37

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained substantially unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset

Money Market Fund

Western Asset

Government Money Market Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken

Chairman

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset* Servicing

4400 Computer Drive

Westborough, MA 01581

*	BNY Mellon Asset Servicing is co-transfer agent to Western Asset Money Market Fund

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Money Market Fund

Western Asset Government Money Market Fund

The Funds are a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Legg Mason Partners Money Market Trust

Legg Mason Funds

55 Water Street

New York, NY 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926 or 1-203-703-6002.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926 or 1-203-703-6002, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the above noted Funds of Legg Mason Partners Money Market Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX010073 4/12 SR12-1627

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: April 26, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Money Market Trust

Date: April 26, 2012